UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottsville, VA 22902

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Ted Weschler
Title:    Managing Member
Phone:    (434) 297-0811

Signature, Place and Date of Signing:


/s/ R. Ted Weschler          Charlottsville, VA                11/14/03
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total:  $460,382
                                          -------
                                         (thousands)

List of Other Included Managers:

Form 13F File Number          Name

28-6345                       Peninsula Investment Partners, LP

                        FORM 13F INFORMATION TABLE

                 ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:      ITEM 5:         ITEM 6:     ITEM 8:

                                                                    FAIR MARKET                                VOTING
                                                                       VALUE       SHRS OR   SH/  INVESTMENT  AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS    CUSIP     (X$1000)      PRN AMT   PRN  DISCRETION    SOLE
AMERICA WEST HOLDINGS CORP CL B            CL B COMMON    23657208      7,069       726,500  SH      SOLE       SOLE
COGENT COMM GROUP INC.   CMN                 COMMON      19239V104        159       141,811  SH      SOLE       SOLE
CROSS COUNTRY HEALTHCARE INC.   CMN          COMMON      227483104     11,200       800,000  SH      SOLE       SOLE
DAVITA INC                CM                 COMMON      23918K108    159,150     5,000,000  SH      SOLE       SOLE
ECHOSTAR COMMUNICATIONS CORP CL A          CL A COMMON   278762109    153,240     4,000,000  SH      SOLE       SOLE
FIRST AVENUE NETWORKS INC.  CMN              COMMON      31865X106      2,935     5,017,195  SH      SOLE       SOLE
FRESENIUS MEDICAL CARE AG ADR SPON. ADR   SPONSORED ADR  358029106      3,681       191,200  SH      SOLE       SOLE
PEGASUS COMMUNICATIONS CORP  CMN             COMMON      705904605      2,980       200,000  SH      SOLE       SOLE
ROTO-ROOTER INC.    CMN                      COMMON      778787101        771        21,700  SH      SOLE       SOLE
USEC INC                                     COMMON      90333E108     32,650     5,000,000  SH      SOLE       SOLE
W.R. GRACE & CO (NEW)                        COMMON      38388F108     33,373    10,765,600  SH      SOLE       SOLE
WILSONS THE LEATHER EXPERTS, INC.            COMMON      972463103     18,041     2,258,000  SH      SOLE       SOLE
WSFS FINANCIAL CORP                          COMMON      929328102     35,132       834,100  SH      SOLE       SOLE

03038.0001 #441850